Consolidated Balance Sheet Parenthetical (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Customers and agents, allowances	$ 59,206	$ 24,290
Other, allowances	1,032	2,612
U.S. Cellular shareholders' equity
Authorized shares	190,000	190,000
Issued shares	88,074	88,074
Outstanding shares	84,205	84,168
Par value	88,074	88,074
Treasury shares	3,869	3,906
Common Shares
U.S. Cellular shareholders' equity
Authorized shares	140,000	140,000
Issued shares	55,068	55,068
Outstanding shares	51,199	51,162
Par value per share	$ 1.00	$ 1.00
Par value	55,068	55,068
Treasury shares	3,869	3,906
Series A Common Shares
U.S. Cellular shareholders' equity
Authorized shares	50,000	50,000
Issued shares	33,006	33,006
Outstanding shares	33,006	33,006
Par value per share	$ 1.00	$ 1.00
Par value	$ 33,006	$ 33,006